Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	KAMADA LTD
Trading Symbol	KMDA
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	44,799,794
Amendment Flag	false
Entity Central Index Key	0001567529
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35948
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	2 Holzman St.
Entity Address, Address Line Two	Science Park P.O Box 4081
Entity Address, City or Town	Rehovot
Entity Address, Postal Zip Code	7670402
Entity Address, Country	IL
Title of 12(b) Security	Ordinary Shares, par value NIS 1.00 each
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Auditor Firm ID	1281
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Document Accounting Standard	International Financial Reporting Standards
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	2 Holzman St
Entity Address, Address Line Two	Science Park
Entity Address, City or Town	Rehovot
Entity Address, Postal Zip Code	7670402
Entity Address, Country	IL
Contact Personnel Name	Amir London
City Area Code	972
Local Phone Number	9406472